Reconciliation of Effective Income Tax Rate to the Statutory Federal Rate (Detail)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Income Tax Disclosure [Abstract]
Statutory Federal income tax rate	35.00%	35.00%	35.00%
State and local income taxes	1.10%	1.80%	1.00%
Goodwill and intangible asset impairment	0.00%	4.50%	0.00%
Tax related to international activities	(4.50%)	(5.60%)	(5.80%)
Cash surrender of life insurance	(0.10%)	(0.90%)	(0.70%)
Federal manufacturing deduction	(1.60%)	(1.00%)	(1.00%)
Research tax credit	(0.80%)	(0.30%)	(1.10%)
Other	0.20%	(0.40%)	0.20%
Effective income tax rate	29.30%	33.10%	27.60%